Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

Note 5 — Prepaid Expenses and Other Current Assets

At December 31, 2021 and 2020, Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2020
Vendor deposits	$2,720	$1,794
Prepaid SPAC transaction costs	—	1,913
Prepaid insurance	1,975	47
Other current assets	2,372	245
Total prepaid expenses and other current assets	$7,067	$3,999